Revenue - Summary of Revenue as Disaggregated by Market Based on Location (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 19,585	$ 11,517
U.K. and Ireland
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	6,275	6,272
Other Europe
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	1,950	3,000
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	10,639	1,652
Rest of the World
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 721	$ 593